Note 2 - Summary of Significant Accounting Policies - Useful Lives of Assets (FY) (Details)	12 Months Ended
Dec. 31, 2019
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Year)	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Year)	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Year)	3 years